Average Annual Total Returns - SFT Index 500 Fund	May 01, 2021
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class 1
Average Annual Return:
1 Year	18.20%
5 Years	14.98%
10 Years	13.63%
Class 2
Average Annual Return:
1 Year	17.91%
5 Years	14.69%
10 Years	13.35%